Initial Public Offering - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended
Jul. 22, 2019 USD ($) $ / shares shares
Over-Allotment Option [Member]
Capital Units Issued | shares	2,625,000
Capital Units Price per Share | $ / shares	$ 10.00
Proceeds From Capital Units Issuance	$ 201,250
Offering Cost Of Capital Units	11,900
Deferred Underwriting Commission	$ 7,040
IPO [Member]
Capital Units Issued | shares	20,125,000
Common Class A [Member]
Class Of Warrants Exercise Price | $ / shares	$ 11.50